October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Core Active ETF | BLCR | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Howmet Aerospace Inc.	1,411	$290,595
Banks — 2.3%
Wells Fargo & Co.	2,827	245,864
Broadline Retail — 7.0%
Amazon.com Inc.(a)	3,080	752,198
Building Products — 2.9%
Johnson Controls International PLC	2,707	309,654
Capital Markets — 4.6%
Intercontinental Exchange Inc.	1,743	254,983
S&P Global Inc.	493	240,195
		495,178
Chemicals — 2.3%
Air Products and Chemicals Inc.	1,023	248,170
Commercial Services & Supplies — 1.0%
Rentokil Initial PLC, SP ADR, SP ADR NVS(b)	3,729	103,741
Communications Equipment — 4.6%
Ciena Corp.(a)	2,606	494,931
Entertainment — 3.5%
Spotify Technology SA(a)	365	239,192
TKO Group Holdings Inc., Class A	758	142,807
		381,999
Financial Services — 6.7%
Rocket Companies Inc., Class A	18,755	312,459
Visa Inc., Class A	1,222	416,384
		728,843
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(a)	2,485	250,289
Health Care Providers & Services — 7.6%
Cardinal Health Inc.	2,285	435,910
Cencora Inc.	144	48,645
Elevance Health Inc.	541	171,605
Humana Inc.	586	163,019
		819,179
Interactive Media & Services — 8.8%
Alphabet Inc., Class A	1,474	414,474
Meta Platforms Inc., Class A	829	537,482
		951,956
IT Services — 1.6%
Snowflake Inc.(a)	640	175,923
Leisure Products — 2.9%
Hasbro Inc.	4,058	309,666
Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	1,553	$244,939
Pharmaceuticals — 0.7%
Eli Lilly & Co.	87	75,069
Professional Services — 2.2%
SS&C Technologies Holdings Inc.	2,835	240,748
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices Inc.(a)	219	56,090
Broadcom Inc.	1,149	424,705
Micron Technology Inc.	1,240	277,475
Nvidia Corp.	3,862	782,016
		1,540,286
Software — 11.2%
AppLovin Corp., Class A(a)	445	283,612
Intuit Inc.	180	120,159
Microsoft Corp.	1,559	807,266
		1,211,037
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	1,206	326,066
Western Digital Corp.	1,452	218,105
		544,171
Trading Companies & Distributors — 2.4%
WESCO International Inc.	984	255,377
Total Long-Term Investments — 98.8% (Cost: $7,558,293)		10,669,813
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	28,161	28,175
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	140,000	140,000
Total Short-Term Securities — 1.5% (Cost: $168,175)		168,175
Total Investments — 100.3% (Cost: $7,726,468)		10,837,988
Liabilities in Excess of Other Assets — (0.3)%		(34,944)
Net Assets — 100.0%		$10,803,044

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Large Cap Core Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,008	$—	$(86,015)(a)	$190	$(8)	$28,175	28,161	$185 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(40,000)(a)	—	—	140,000	140,000	1,970	—
				$190	$(8)	$168,175		$2,155	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,669,813	$—	$—	$10,669,813
Short-Term Securities
Money Market Funds	168,175	—	—	168,175
	$10,837,988	$—	$—	$10,837,988

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares